Long-Term Debt (Revolving Credit Facility) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Base rate, option on credit facility	The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on Comcast’s credit rating.
Basis spread on variable rate	1.125%
NBCUniversal [Member]
Base rate, option on credit facility	The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on NBCUniversal’s credit rating.
Basis spread on variable rate	1.125%
Line of Credit [Member]
Unused lines of credit	$ 557,000,000
Revolving Facility [Member] | NBCUniversal [Member]
Revolving bank credit facility	1,500,000,000
Unused lines of credit	1,400,000,000
Debt Instrument, Maturity Date, Description	June 2016
Revolving Credit Facility Due June 2017 [Member]
Revolving bank credit facility	6,250,000,000
Unused lines of credit	5,800,000,000
Debt Instrument, Maturity Date, Description	June 2017
Prior Revolving Credit Facility Due January 2013 [Member]
Revolving bank credit facility	$ 6,800,000,000